Other income (Details) € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 EUR (€)
Other income
Grant income	$ 5,378		$ 870		$ 1,632
Rental income from property subleases	174		625		196
Other income	209
Total other income	$ 5,761	€ 5,761	$ 1,495	€ 1,495	$ 1,828	€ 1,828